SEMI-ANNUAL CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Parenthetical) - EUR (€) € in Thousands	1 Months Ended	6 Months Ended
	Feb. 29, 2024	Jun. 30, 2024
Condensed Statement of Income Captions [Line Items]
Foreign exchange loss		€ 7,684
Ezesa Argentina S.A.
Condensed Statement of Income Captions [Line Items]
Percentage of interest sold	100.00%
Foreign exchange loss		€ 1,907